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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                February 1, 2007


Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Tax Free Trust --
        Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant"), on behalf of each of the following series: Van Kampen California Municipal Insured Tax Free Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund and Van Kampen Strategic Municipal Income Fund (each, a "Series"), filed via EDGAR on January 26, 2007 a copy of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Class A Shares, Class B Shares and Class C Shares Prospectuses, the Class I Shares Prospectuses and the Statement of Additional Information for each Series listed above contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (212) 762-6441 or Chuck Taylor at (312) 407-0863.


                                Very truly yours,

                                /s/ Sheri Schreck
                                ---------------------
                                Sheri Schreck
                                Assistant Secretary
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                                                                    SCHEDULE A


             VAN KAMPEN TAX FREE TRUST (the "Registrant")


Series of the Registrant:

  Van Kampen California Insured Tax Free Fund
  Van Kampen Insured Tax Free Income Fund
  Van Kampen Intermediate Term Municipal Income Fund
  Van Kampen Municipal Income Fund
  Van Kampen New York Tax Free Income Fund
  Van Kampen Strategic Municipal Income Fund